Share-based Compensation - Schedule of Summarized Information on Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	3,889,130,000
Weighted average remaining term (in years)	3 years 7 months 9 days
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 4.43
Number of stock options exercisable (in shares)	1,586,890
Weighted average exercise price per share for options exercisable (in dollars per share) | $ / shares	$ 7.65
Stock Option Plan
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	3,889,130	5,839,464
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 3.16
Number of stock options exercisable (in shares)	1,446,571
Stock Option Plan | 1.09 - 1.65
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	1,884,156,000
Weighted average remaining term (in years)	4 years 3 months
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 1.09
Number of stock options exercisable (in shares)	307,638
Weighted average exercise price per share for options exercisable (in dollars per share) | $ / shares	$ 1.09
Stock Option Plan | 1.66 - 5.16
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	470,946,000
Weighted average remaining term (in years)	3 years 3 months 3 days
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 3.92
Number of stock options exercisable (in shares)	137,543
Weighted average exercise price per share for options exercisable (in dollars per share) | $ / shares	$ 3.92
Stock Option Plan | 5.17 - 9.86
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	505,809,000
Weighted average remaining term (in years)	4 years 9 months 7 days
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 5.91
Number of stock options exercisable (in shares)	113,490
Weighted average exercise price per share for options exercisable (in dollars per share) | $ / shares	$ 8.16
Stock Option Plan | 9.87 - 10.06
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	1,028,219,000
Weighted average remaining term (in years)	2 years 7 days
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 10.06
Number of stock options exercisable (in shares)	1,028,219
Weighted average exercise price per share for options exercisable (in dollars per share) | $ / shares	$ 10.06